SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property, Equipment and Software, Net) (Details)	12 Months Ended
Dec. 31, 2018
Computer and transmission equipment
Property, equipment and software, net
Useful life	3 years
Furniture and office equipment
Property, equipment and software, net
Useful life	5 years
Software
Property, equipment and software, net
Useful life	5 years